Results from Financial Transactions - Summary of Net Fair Value Change on Borrowings and Other Financial Liabilities (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021 [1]	Dec. 31, 2020 [1]
Disclosure of financial liabilities [line items]
Gain Losses on Fair Value Change on Borrowings and Other Financial Liabilities	€ 5	€ (13)	€ 18
Borrowings [member]
Disclosure of financial liabilities [line items]
Gain Losses on Fair Value Change on Borrowings and Other Financial Liabilities	0	0	16
Other financial liabilitiy [member]
Disclosure of financial liabilities [line items]
Gain Losses on Fair Value Change on Borrowings and Other Financial Liabilities	€ 5	€ (13)	€ 2

[1]	Amounts for 2021 and 2020 have been re-presented to reflect the classification of Aegon the Netherlands as held for sale and discontinued operations, refer to note 51 Discontinued operations.